Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs $(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income thousands) ($)(7)	Adjusted EBITDA (thousands) ($)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2025	7,221,971	3,701,226	1,554,409	1,111,897	191.02	162.21	30,626	421,853
2024	7,261,550	6,830,523	1,634,149	1,638,797	257.03	129.81	25,044	417,448
2023	8,419,102	6,837,866	1,731,363	1,675,719	258.98	98.62	41,642	360,139
2022	6,744,738	2,879,657	1,436,509	1,107,663	242.58	68.90	50,044	451,118
2021	12,033,021	17,568,768	3,522,493	4,033,069	338.67	113.56	35,920	253,652
(1)
Represents the amount of total compensation reported for Mr. Penn (our Chief Executive Officer and Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
Represents the amount of “compensation actually paid” to Mr. Penn for each corresponding year, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Penn during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Penn’s total compensation for each year to determine the “compensation actually paid”:
Year	Reported Summary Compensation Table Total for Current PEO ($)(a)	Reported Summary Compensation Table Value of Current PEO Equity Awards ($)(b)	Adjusted Value of Current PEO Equity Awards ($)(c)	Compensation Actually Paid to Current PEO ($)(d)
2025	7,221,971	5,563,730	2,042,985	3,701,226
2024	7,261,550	5,618,697	5,187,670	6,830,523
2023	8,419,102	6,374,953	4,793,717	6,837,866
2022	6,744,738	5,388,179	1,523,098	2,879,657
2021	12,033,021	7,027,040	12,562,787	17,568,768

The formula for the above table is as follows: (a)  – (b) + (c) = (d)
(a)
Represents the amount of total compensation reported for Mr. Penn for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(b)
Represents the grant date fair value of equity awards granted to Mr. Penn reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for each year. For 2021, does not include accelerated equity awards on change in control reported in the “All Other Compensation” column. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(c)
Represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Penn to arrive at “compensation actually paid” to Mr. Penn for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in that Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted to determine the adjusted amount are as follows:
Year	Year End Fair Value of Equity Awards Granted to Current PEO in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to Current PEO in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted to Current PEO in the Year and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted to Current PEO in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards of Current PEO that Failed to Meet Vesting Conditions in the Year ($)	Total Adjusted Value of Equity Awards of Current PEO ($)
2025	4,818,144	(2,796,406)	—	512,919	(491,672)	2,042,985
2024	7,129,186	(1,553,393)	—	(388,123)	—	5,187,670
2023	5,858,019	(561,067)	—	(503,235)	—	4,793,717
2022	4,687,283	(2,924,185)	—	(240,000)	—	1,523,098
2021	7,437,040	3,382,154	—	1,815,000	(71,407)	12,562,787

(3)
Represents the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Penn for each year) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Jay Leveton (our President), Ryan Greene (our current Chief Financial Officer and former Chief Operating Officer), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer), Peter McElligott (our General Counsel), and Vincenzo DiMaggio (our former Chief Accounting Officer); (ii) for 2024, Jay Leveton (our President), Ryan Greene (our current Chief Financial Officer and former Chief Operating Officer), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer), and Vincenzo DiMaggio (our former Chief Accounting Officer); (ii) for 2023, Jay Leveton (our President), Ryan Greene (our current Chief Financial Officer and former Chief Operating Officer), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer), and Peter McElligott (our General Counsel); (iii) for 2022, Jay Leveton (our President), Ryan Greene (our current Chief Financial Officer and former Chief Operating Officer), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer), and Vincenzo DiMaggio (our former Chief Accounting Officer); (iv) and for 2021, Jay Leveton (our President), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer) and David Ross (our former General Counsel & EVP Strategy and Corporate Development).

(4)
Represents the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Penn for each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Penn for each year) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the named executive officers as a group (excluding Mr. Penn for each year) total compensation for each year to determine the “compensation actually paid”:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards ($)(b)	Average Non-PEO NEO Adjusted Value of Equity Awards ($)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($)(d)
2025	1,554,409	742,792	300,280	1,111,897
2024	1,634,149	847,498	852,146	1,638,797
2023	1,731,363	1,067,573	1,011,929	1,675,719
2022	1,436,509	822,506	493,660	1,107,663
2021	3,522,493	514,420	1,024,996	4,033,069
The formula for the above table is as follows: (a)  – (b) + (c) = (d)
(a)
Represents the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.
(b)
Represents the average of the total amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. For 2021, does not include accelerated equity awards on change in control and accelerated equity awards on termination of employment reported in the “All Other Compensation” column. Refer to “Executive Compensation — Summary Compensation Table” for the Company’s proxy for the applicable year.

(c)
Represents an adjustment to the average of the amounts reported for the named executive officers as a group (excluding Mr. Penn for each year) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each named executive officer (excluding Mr. Penn) to arrive at “compensation actually paid” to each named executive officer (excluding Mr. Penn) for that year, which is then averaged to determine the average “compensation actually paid” to the named executive officers (excluding Mr. Penn) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:
Year	Average Year End Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to the Non-PEO Named Executive Officers in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards to the Non-PEO Named Executive Officers that Failed to Meet Vesting Conditions in the Year ($)	Adjusted Average Value of Equity Awards to the Non-PEO Named Executive Officers ($)
2025	608,312	(307,664)	14,757	71,941	(87,066)	300,280
2024	1,069,330	(211,386)	—	(5,798)	—	852,146
2023	996,262	1,916	—	13,751	—	1,011,929
2022	717,406	(223,746)	—	—	—	493,660
2021	514,420	193,266	—	366,285	(48,975)	1,024,996

(5)
Represents cumulative Company total shareholder return (TSR). TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for each measurement period (2021, 2021-2022, 2021-2023, 2021-2024, and 2021-25), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

(6)
Represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: Vanguard Communications Services Index.

(7)
Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Represents Adjusted EBITDA for the applicable year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Represents the amount of total compensation reported for Mr. Penn (our Chief Executive Officer and Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(3)
Represents the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Penn for each year) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Jay Leveton (our President), Ryan Greene (our current Chief Financial Officer and former Chief Operating Officer), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer), Peter McElligott (our General Counsel), and Vincenzo DiMaggio (our former Chief Accounting Officer); (ii) for 2024, Jay Leveton (our President), Ryan Greene (our current Chief Financial Officer and former Chief Operating Officer), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer), and Vincenzo DiMaggio (our former Chief Accounting Officer); (ii) for 2023, Jay Leveton (our President), Ryan Greene (our current Chief Financial Officer and former Chief Operating Officer), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer), and Peter McElligott (our General Counsel); (iii) for 2022, Jay Leveton (our President), Ryan Greene (our current Chief Financial Officer and former Chief Operating Officer), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer), and Vincenzo DiMaggio (our former Chief Accounting Officer); (iv) and for 2021, Jay Leveton (our President), Frank Lanuto (our current Executive Vice President, Finance and former Chief Financial Officer) and David Ross (our former General Counsel & EVP Strategy and Corporate Development).

Peer Group Issuers, Footnote
(6)
Represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: Vanguard Communications Services Index.

PEO Total Compensation Amount	$ 7,221,971	$ 7,261,550	$ 8,419,102	$ 6,744,738	$ 12,033,021
PEO Actually Paid Compensation Amount	$ 3,701,226	6,830,523	6,837,866	2,879,657	17,568,768
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “compensation actually paid” to Mr. Penn for each corresponding year, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Penn during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Penn’s total compensation for each year to determine the “compensation actually paid”:
Year	Reported Summary Compensation Table Total for Current PEO ($)(a)	Reported Summary Compensation Table Value of Current PEO Equity Awards ($)(b)	Adjusted Value of Current PEO Equity Awards ($)(c)	Compensation Actually Paid to Current PEO ($)(d)
2025	7,221,971	5,563,730	2,042,985	3,701,226
2024	7,261,550	5,618,697	5,187,670	6,830,523
2023	8,419,102	6,374,953	4,793,717	6,837,866
2022	6,744,738	5,388,179	1,523,098	2,879,657
2021	12,033,021	7,027,040	12,562,787	17,568,768

The formula for the above table is as follows: (a)  – (b) + (c) = (d)
(a)
Represents the amount of total compensation reported for Mr. Penn for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(b)
Represents the grant date fair value of equity awards granted to Mr. Penn reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for each year. For 2021, does not include accelerated equity awards on change in control reported in the “All Other Compensation” column. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(c)
Represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Penn to arrive at “compensation actually paid” to Mr. Penn for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in that Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted to determine the adjusted amount are as follows:
Year	Year End Fair Value of Equity Awards Granted to Current PEO in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to Current PEO in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted to Current PEO in the Year and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted to Current PEO in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards of Current PEO that Failed to Meet Vesting Conditions in the Year ($)	Total Adjusted Value of Equity Awards of Current PEO ($)
2025	4,818,144	(2,796,406)	—	512,919	(491,672)	2,042,985
2024	7,129,186	(1,553,393)	—	(388,123)	—	5,187,670
2023	5,858,019	(561,067)	—	(503,235)	—	4,793,717
2022	4,687,283	(2,924,185)	—	(240,000)	—	1,523,098
2021	7,437,040	3,382,154	—	1,815,000	(71,407)	12,562,787

Non-PEO NEO Average Total Compensation Amount	$ 1,554,409	1,634,149	1,731,363	1,436,509	3,522,493
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,111,897	1,638,797	1,675,719	1,107,663	4,033,069
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Penn for each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Penn for each year) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the named executive officers as a group (excluding Mr. Penn for each year) total compensation for each year to determine the “compensation actually paid”:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards ($)(b)	Average Non-PEO NEO Adjusted Value of Equity Awards ($)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($)(d)
2025	1,554,409	742,792	300,280	1,111,897
2024	1,634,149	847,498	852,146	1,638,797
2023	1,731,363	1,067,573	1,011,929	1,675,719
2022	1,436,509	822,506	493,660	1,107,663
2021	3,522,493	514,420	1,024,996	4,033,069
The formula for the above table is as follows: (a)  – (b) + (c) = (d)
(a)
Represents the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.
(b)
Represents the average of the total amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. For 2021, does not include accelerated equity awards on change in control and accelerated equity awards on termination of employment reported in the “All Other Compensation” column. Refer to “Executive Compensation — Summary Compensation Table” for the Company’s proxy for the applicable year.

(c)
Represents an adjustment to the average of the amounts reported for the named executive officers as a group (excluding Mr. Penn for each year) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each named executive officer (excluding Mr. Penn) to arrive at “compensation actually paid” to each named executive officer (excluding Mr. Penn) for that year, which is then averaged to determine the average “compensation actually paid” to the named executive officers (excluding Mr. Penn) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:
Year	Average Year End Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to the Non-PEO Named Executive Officers in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards to the Non-PEO Named Executive Officers that Failed to Meet Vesting Conditions in the Year ($)	Adjusted Average Value of Equity Awards to the Non-PEO Named Executive Officers ($)
2025	608,312	(307,664)	14,757	71,941	(87,066)	300,280
2024	1,069,330	(211,386)	—	(5,798)	—	852,146
2023	996,262	1,916	—	13,751	—	1,011,929
2022	717,406	(223,746)	—	—	—	493,660
2021	514,420	193,266	—	366,285	(48,975)	1,024,996

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company’s cumulative TSR (assuming an initial fixed investment of $100) for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company’s net income for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company’s Adjusted EBITDA for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below reflects the relationship between the Company’s cumulative TSR and the Peer Group’s cumulative TSR (assuming an initial fixed investment of $100 and that all dividends, if any, were reinvested) for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Adjusted EBITDA

•
Revenue growth

•
Net debt

Total Shareholder Return Amount	$ 191.02	257.03	258.98	242.58	338.67
Peer Group Total Shareholder Return Amount	162.21	129.81	98.62	68.9	113.56
Net Income (Loss)	$ 30,626,000	$ 25,044,000	$ 41,642,000	$ 50,044,000	$ 35,920,000
Company Selected Measure Amount	421,853,000	417,448,000	360,139,000	451,118,000	253,652,000
PEO Name	Mr. Penn
Equity Awards Adjustments, Footnote	The amounts added or subtracted to determine the adjusted amount are as follows:
Year	Year End Fair Value of Equity Awards Granted to Current PEO in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to Current PEO in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted to Current PEO in the Year and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted to Current PEO in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards of Current PEO that Failed to Meet Vesting Conditions in the Year ($)	Total Adjusted Value of Equity Awards of Current PEO ($)
2025	4,818,144	(2,796,406)	—	512,919	(491,672)	2,042,985
2024	7,129,186	(1,553,393)	—	(388,123)	—	5,187,670
2023	5,858,019	(561,067)	—	(503,235)	—	4,793,717
2022	4,687,283	(2,924,185)	—	(240,000)	—	1,523,098
2021	7,437,040	3,382,154	—	1,815,000	(71,407)	12,562,787
The amounts added or subtracted to determine the adjusted average amount are as follows:
Year	Average Year End Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to the Non-PEO Named Executive Officers in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards to the Non-PEO Named Executive Officers that Failed to Meet Vesting Conditions in the Year ($)	Adjusted Average Value of Equity Awards to the Non-PEO Named Executive Officers ($)
2025	608,312	(307,664)	14,757	71,941	(87,066)	300,280
2024	1,069,330	(211,386)	—	(5,798)	—	852,146
2023	996,262	1,916	—	13,751	—	1,011,929
2022	717,406	(223,746)	—	—	—	493,660
2021	514,420	193,266	—	366,285	(48,975)	1,024,996

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(8) Represents Adjusted EBITDA for the applicable year.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Net debt
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,563,730)	$ (5,618,697)	$ (6,374,953)	$ (5,388,179)	$ (7,027,040)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,042,985	5,187,670	4,793,717	1,523,098	12,562,787
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,818,144	7,129,186	5,858,019	4,687,283	7,437,040
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,796,406)	(1,553,393)	(561,067)	(2,924,185)	3,382,154
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,919	(388,123)	(503,235)	(240,000)	1,815,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(491,672)				(71,407)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(742,792)	(847,498)	(1,067,573)	(822,506)	(514,420)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,280	852,146	1,011,929	493,660	1,024,996
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	608,312	1,069,330	996,262	717,406	514,420
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,664)	(211,386)	1,916	(223,746)	193,266
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,757
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,941	(5,798)	13,751		366,285
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (87,066)				$ (48,975)